ACQUISITION (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2013
Acquisition consideration allocated as of the acquisition date
Goodwill	875			$ 897
Trademark
Acquisition consideration allocated as of the acquisition date
Useful life	10 years
Non-Compete Agreement
Acquisition consideration allocated as of the acquisition date
Useful life	5 years
Beijing Weland International Education and Technology Corp., | Beijing Xueda Information Technology Co., Ltd. ("Xueda Information")
ACQUISITION
Equity interest acquired (as a percent)		60.00%
Cash consideration		2,961
Net revenues			831
Net loss			540
Acquisition consideration allocated as of the acquisition date
Cash and cash equivalents		1,765
Advance to suppliers		62
Fixed assets		4
Total assets acquired		2,427
Deferred tax liabilities		(150)
Liabilities assumed		(540)
Noncontrolling interest		(1,571)
Total net assets		166
Goodwill		2,795
Total		2,961
Pro forma results
Pro forma net revenue			296,548
Pro forma net income attributable to Xueda Education Group			2,414
Pro forma net income per ordinary share-basic			$ 0.02
Pro forma net income per ordinary share-diluted			$ 0.02
Beijing Weland International Education and Technology Corp., | Beijing Xueda Information Technology Co., Ltd. ("Xueda Information") | Trademark
Acquisition consideration allocated as of the acquisition date
Acquired intangible assets		408
Useful life		10 years
Beijing Weland International Education and Technology Corp., | Beijing Xueda Information Technology Co., Ltd. ("Xueda Information") | Non-Compete Agreement
Acquisition consideration allocated as of the acquisition date
Acquired intangible assets		$ 188
Useful life		5 years